Fair value of financial instruments - Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at year end (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Trading income	£ 7,624	£ 5,788	£ 7,076
Other income	69	40	4
Other comprehensive income	(2,571)	(1,685)	(157)
Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	(459)	(305)
Other income	8	21
Other comprehensive income	0	0
Total	(451)	(284)
Level 3 | Investment property
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	(1)	0
Other comprehensive income	0	0
Total	(1)	0
Level 3 | Net derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Trading income	(80)	(196)
Other income	0	0
Other comprehensive income	0	0
Total	(80)	(196)
Trading portfolio liabilities | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	8	(5)
Other income	0	0
Other comprehensive income	0	0
Total	8	(5)
Financial liabilities designated at fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	55	16
Other income	0	(1)
Other comprehensive income	0	0
Total	55	15
Trading portfolio assets | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	(290)	(67)
Other income	0	0
Other comprehensive income	0	0
Total	(290)	(67)
Trading portfolio assets | Trading portfolio liabilities
Disclosure of detailed information about financial instruments [line items]
Trading income	5,603	3,999	£ 5,392
Financial assets at fair value through the income statement | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	(152)	(53)
Other income	9	22
Other comprehensive income	0	0
Total	(143)	(31)
Fair value through other comprehensive income | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	0	0
Other comprehensive income	0	0
Total	£ 0	£ 0